Other assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Favorable drilling and management services contracts	$ 33	$ 186
Taxes receivable	38	50
Prepaid expenses	33	32
Right of use asset	35	0
Reimbursable amounts due from customers	21	10
Deferred contract costs	12	15
Derivative asset - interest rate cap	3	39
Insurance receivable	14	1
Other	28	25
Total other assets	217	$ 358
Loss incident - amounts recovered	4
Loss from Catastrophes
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss incident - costs to repair equipment	19
Related party reimbursable expenses
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Reimbursable amounts due from customers	$ 5